Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Capital Commitments [Abstract]
Schedule of Capital Commitments	Capital commitments

	Year Ended December 31,
	2020	2021
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	23,243	146,878